	UNION STREET PARTNERS VALUE FUND
	SCHEDULE OF INVESTMENTS
	December 31, 2021 (unaudited)
		Shares	Fair Value
89.54%	COMMON STOCKS
17.84%	BANKS
	Bank of America Corp.	52,350	$ 2,329,052
	Burke & Herbert Bank & Trust Co.	494	1,086,800
	Deutsche Bank AG*	110,000	1,375,000
	The Goldman Sachs Group, Inc.	3,115	1,191,643
	JPMorgan Chase & Co.	25,000	3,958,750
	Wells Fargo & Co.	22,200	1,065,156
			11,006,401
1.84%	BEVERAGES
	Diageo PLC ADR (Sponsored)	5,150	1,133,721
2.73%	COMMUNICATION SERVICES
	AT&T, Inc.	68,500	1,685,100
22.73%	COMPUTERS
	Apple, Inc.	34,000	6,037,380
	Intel Corp.	26,900	1,385,350
	Microsoft Corp.	19,620	6,598,598
			14,021,328
1.92%	DIVERSIFIED MANUFACTURING
	General Electric Co.	12,552	1,185,787
4.98%	INDUSTRIAL
	The Boeing Co.*	8,950	1,801,814
	FedEx Corp.	4,900	1,267,336
			3,069,150
11.99%	MEDICAL
	Bausch Health Cos., Inc.*	48,000	1,325,280
	Bayer AG ADR (Sponsored)	109,870	1,456,876
	CVS Health Corp.	22,000	2,269,520
	Johnson & Johnson	7,680	1,313,818
	Merck & Co., Inc.	13,420	1,028,509
			7,394,003
7.52%	OIL
	Chevron Corp.	14,000	1,642,900
	Exxon Mobil Corp.	24,700	1,511,393
	Schlumberger Ltd.	49,500	1,482,525
			4,636,818
2.64%	REAL ESTATE
	Simon Property Group, Inc.	10,200	1,629,654
12.33%	RETAIL
	Dollar Tree, Inc.*	24,650	3,463,818
	Target Corp.	11,600	2,684,704
	Walgreens Boot Alliance, Inc.	28,000	1,460,480
			7,609,002
3.02%	UTILITIES
	PG&E Corp.	153,500	1,863,490
89.54%	TOTAL COMMON STOCKS		55,234,454
6.13%	EXCHANGE TRADED FUNDS
3.88%	GOVERNMENT
	SPDR Bloomberg Barclays 1-3 Month T-Bill*	26,161	2,391,900
2.25%	LARGE CAP
	iShares Russell 1000 Value	3,450	579,359
	SPDR S&P 500 ETF Trust	1,700	807,432
			1,386,791
6.13%	TOTAL EXCHANGE TRADED FUNDS		3,778,691
	UNION STREET PARTNERS VALUE FUND
	SCHEDULE OF INVESTMENTS
	December 31, 2021 (unaudited)
4.24%	MONEY MARKET FUNDS
	Fidelity® Investments Money Market Government Portfolio
	Institutional Class 0.01%**	2,617,202	$2,617,202
99.91%	TOTAL INVESTMENTS		61,630,347
0.09%	Other assets, net of liabilities		58,129
100.00%	NET ASSETS		$61,688,476

* Non-income producing

** Effective 7 day yield as of December 31, 2021

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1	Level 2		Level 3
		Other Significant		Significant
		Observable		Unobservable
	Quoted Prices	Inputs		Inputs		Total
Common Stocks	$55,234,454		$-		$-	$55,234,454
Exchange Traded Funds	3,778,691		-		-	3,778,691
Money Market Funds	2,617,202		-		-	2,617,202
Total Investments	$61,630,347		$-		$-	$61,630,347
The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.
At December 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $31,108,443 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation				$30,748,782
		Gross unrealized depreciation				(226,879)
		Net unrealized appreciation				$30,521,903